NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
NOTES PAYABLE
Summary of notes payable

	2021		2020
Note payable maturing in June 2021, bearing interest at 7.00 percent per annum	$—	(i)	343,435	(i)
Note payable maturing in December 2020, bearing interest at 8.00 percent per annum	—	(ii)	212,821	(ii)
Convertible notes payable maturing in February 2023, bearing interest at 8.00 percent per annum	—	(iii)	20,790,514	(iii)
Term loan payable maturing in November 30, 2026, bearing interest at 10.00 percent per annum	44,616,587	(iv)	—	(iv)
Other - Vehicle Loans	238,835		44,931
Total Notes Payable	44,855,422		21,391,701
Less Unamortized Debt Issuance Costs and Loan Origination Fees	—		(5,421,622)
Net Amount	$44,855,422		$15,970,079
Less Current Portion of Notes Payable	(37,986)		(601,187)
Notes Payable, Net of Current Portion	$44,817,436		$15,368,892
(i)	During the year ended December 31, 2017, GH Group issued debt to an unrelated third party for working capital needs in the amount of $2,000,000. The debt matured in June 2021 and bore interest at 7.00 percent per year. The balance as of December 31, 2021 and 2020 was nil and $343,435, respectively.
(ii)	During the year ended December 31, 2019, GH Group issued debt to an unrelated third party for working capital needs in the amount of $377,658. The debt matured in December 2020 and bore interest at 8.00 percent per year. The balance as of December 31, 2021 and 2020 was nil and $212,821, respectively.
(iii)	Effective January 8, 2020, the board of directors of GH Group approved approximately $17,500,000 in a private placement of Senior Convertible Notes. On January 4, 2021, the board of directors of GH Group approved an increase of the Senior Convertible Notes offering to $22,599,844. On June 29, 2021, the Senior Convertible Notes were automatically converted into Preferred Shares following the occurrence of a Qualified Equity Financing (“QEF”) at a conversion price equal to the lesser of 80% of the cash price paid per Preferred Share or the quotient resulting from dividing $250,000,000 by the number of outstanding shares of Common Stock of GH Group immediately prior to the QEF. Prior to conversion, the Senior Convertible Notes bore cash interest at a rate of 4% per year paid quarterly and generally accrue interest at a rate of 4.3% per year. The Senior Convertible Note holders were also issued a security interest in the stock and membership interests held by GH Group and its subsidiaries. As noted above, on June 29, 2021, all principal and accrued interest under the Senior Convertible Notes were converted into Preferred Shares. See “Note 13 – Derivative Liabilities” and “Note 18 – Shareholders’ Equity” for further details on aggregate shares issued and amounts.

16.NOTES PAYABLE (Continued)

(iv)	On December 9, 2021 (“Senior Secure Closing Date”), the Company entered into a senior secured term loan agreement for total available proceeds of up to $100,000,000 with funds managed by a U.S.-based private credit investment fund and other third-party lenders (together, the “Senior Secured Lender”). Effective December 10, 2021, the Company closed on an initial term loan through the credit agreement of $50,000,000. The principal amount under the credit agreement will be paid in monthly installments in an aggregate amount equal to 1.25% per annum of the original principal amount, 24 months following the Senior Secure Closing Date, with a maturity date through November 30, 2026. Interest will be paid, beginning December 31, 2021, in monthly installments equal to the floating base rate plus the applicable term margin, or 5.25%. The interest rate will not be less than 10% per annum or exceed 12% per annum. As of December 31, 2021, the interest rate was 10%. The Company incurred debt issuance costs of approximately $2,142,000 reduced from the initial term loan principal amount received. In connection with the Initial Term Loan, the Company issued 2,000,000 warrants to the Senior Secured Lender, with an exercise price of $11.50 per share, to acquire one Equity Share until June 26, 2026. These warrants were fair valued using level 1 inputs as these warrants are openly traded on a stock exchange. Accordingly, the Company recorded an additional debt discount of $3,276,764 related to the change in terms of the warrants.

Two additional delayed draw term loans may be requested by the Company in an amount equal to the principal amount of $25,000,000 (or such lesser amount as agreed) each. The Company has optional and mandatory prepayments. Mandatory prepayments include any voluntary and involuntary sale or disposition of assets by the Company or any restricted subsidiaries. The outstanding principal amount of the obligation will be repaid by 100% of cash proceeds received with certain exemptions as defined in the agreement. As of the Senior Secure Closing Date, the Company deposited an interest reserve in the amount of $3,000,000 into an escrow account and included as restricted cash in the Consolidated Balance Sheets. Additionally, the Company’s real property held in Glass House Farm LLC, Magu Farm LLC and GH Camarillo LLC was pledged as security.

Schedule of maturities of notes payable

Principal
December 31:	Payments
2022	$37,986
2023	665,433
2024	7,542,830
2025	7,545,368
2026	7,500,000
Thereafter	21,563,805
Total Future Minimum Principal Payments	$44,855,422